EQUITY - Disclosure of movement in share capital (Details) - shares	1 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2021	Dec. 31, 2024	Dec. 31, 2023
Movements in Share Options:
Exercise of share options			0	(1,703,908)
Share options
Movements in Share Options:
Opening balance			0	1,733,875
Exercise of share options		(1,703,908)		(1,703,908)
Expiration of share options	(29,967)			(29,967)
Ending balance				0